UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08226
                                   ----------

                        TEMPLETON GLOBAL INVESTMENT TRUST
                     --------------------------------------
              (Exact name of registrant as specified in charter)


             500 EAST BROWARD BLVD., FORT LAUDERDALE, FL 33394-3091
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 3/31
                         ----

Date of reporting period: 9/30/04
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS

TEMPLETON INTERNATIONAL (EX EM) FUND





                                [GRAPHIC OMITTED]

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                                                              SEPTEMBER 30, 2004
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SEMIANNUAL REPORT AND SHAREHOLDER LETTER                    |    INTERNATIONAL
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                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
                                                       FASTER VIA EMAIL?
                  TEMPLETON
         INTERNATIONAL (EX EM) FUND                    Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.
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                                    [LOGO](R)
                              FRANKLIN TEMPLETON(R)
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series

                              FRANKLIN TEMPLETON INVESTMENTS

                              GAIN FROM OUR PERSPECTIVE

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities.
                              That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the semiannual report

CONTENTS

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Templeton International (Ex EM) Fund ......................................    3

Performance Summary .......................................................    8

Your Fund's Expenses ......................................................   10

Financial Highlights and
Statement of Investments ..................................................   12

Financial Statements ......................................................   19

Notes to Financial Statements .............................................   22

Shareholder Information ...................................................   30

--------------------------------------------------------------------------------

SHAREHOLDER LETTER

Dear Shareholder:

During the six months ended September 30, 2004, U.S. and Asian developed economies grew. Europe's growth lagged that of other regions where rising consumer confidence, healthy retail sales and higher corporate earnings supported growth. Many broad world stock market indexes posted positive overall returns in this environment, with mixed results for specific countries and industries. Although prices for many goods and services began to rise, worldwide inflation remained relatively subdued. We found encouraging signs in economic indicators and continue to hold a positive long-term outlook for financial markets.

Historically, patient investors have achieved rewarding results by evaluating their goals, diversifying their assets and maintaining a disciplined investment program. A long-term investment strategy may offer investors an opportunity to take advantage of regularly scheduled investments, also called dollar-cost averaging. By investing a certain amount of money monthly or quarterly, you can take advantage of market dips without worrying about when they will occur. Your money buys more shares when the price is low and fewer when the price is high, which can mean a lower average cost per share over time. Remember, however, to consider your financial ability to continue purchases through times of low price levels or changing economic conditions before

--------------------------------------------------------------------------------

EDELIVERY DETAILS

Log in at franklintempleton.com and click on eDelivery. Shareholders who are registered at franklintempleton.com can receive these reports via email. Not all accounts are eligible for eDelivery.

-----------------------------------------------------
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
-----------------------------------------------------

                                           Not part of the semiannual report | 1

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STATEMENT ON CURRENT INDUSTRY ISSUES

In our efforts to fulfill our ongoing commitment to provide you with timely and accurate information, we have prepared a statement on current industry issues as they pertain to Franklin Resources, Inc., and our subsidiary companies (Franklin Templeton Investments). You can find the most updated "Statement on Current Industry Issues" and a detailed Q&A at franklintempleton.com, or call us at 1-800/632-2301.
--------------------------------------------------------------------------------

committing to such a strategy. Dollar-cost averaging does not guarantee a profit or eliminate risk, and it will not protect you from a loss if you sell shares at a market low. As always, we encourage you to discuss your goals with your financial advisor who can address concerns about volatility and diversification, periodically review your overall portfolio and help you stay focused on the long term. We firmly believe that most people benefit from professional advice, and that advice is never more valuable than during a volatile market.

The enclosed semiannual report for Templeton International (Ex EM) Fund discusses market conditions, investment management decisions and Fund performance during the period under review. You will also find performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices.

If you would like more frequent updates, FRANKLINTEMPLETON.COM provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely commentary from portfolio managers, and find helpful financial planning tools. We hope you will take advantage of these online services.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/ Jeffrey A. Everett, CFA

Jeffrey A. Everett, CFA
President and Chief Executive Officer - Investment Management
Templeton Global Investment Trust

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF SEPTEMBER 30, 2004. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT HAVE BEEN OBTAINED FROM SOURCES CONSIDERED RELIABLE.


2 | Not part of the semiannual report

SEMIANNUAL REPORT

TEMPLETON INTERNATIONAL (EX EM) FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton International (Ex EM) Fund seeks long-term capital appreciation. Under normal market conditions, the Fund will invest at least 75% of its total assets in the equity securities of companies located in any developed country outside the U.S.

--------------------------------------------------------------------------------
GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets as of 9/30/04

                               [PIE CHART OMITTED]

Europe ................................................................    67.7%
Asia ..................................................................    17.5%
North America .........................................................     5.4%
Australia & New Zealand ...............................................     3.5%
Short-Term Investments & Other Net Assets .............................     5.9%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Templeton International (Ex EM) Fund's semiannual report for the period ended September 30, 2004.

PERFORMANCE OVERVIEW

Templeton International (Ex EM) Fund - Class A posted a 1.82% cumulative total return for the six-month period ended September 30, 2004. The Fund outperformed its benchmark, the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index, which produced a cumulative total return of 0.21% during the same period.(1) You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

(1) Source: Standard & Poor's Micropal. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 15.


                                                           Semiannual Report | 3

TOP 10 COUNTRIES
Based on Equity Securities
as of 9/30/04

--------------------------------------
                            % OF TOTAL
                            NET ASSETS
--------------------------------------
U.K.                          24.2%
--------------------------------------
Japan                          9.8%
--------------------------------------
Hong Kong                      6.7%
--------------------------------------
Germany                        6.6%
--------------------------------------
France                         6.2%
--------------------------------------
Sweden                         6.0%
--------------------------------------
Spain                          5.4%
--------------------------------------
Netherlands                    4.8%
--------------------------------------
Switzerland                    4.6%
--------------------------------------
Finland                        3.8%
--------------------------------------

ECONOMIC AND MARKET OVERVIEW

The global economy expanded rapidly over the past few quarters, led by strong economic growth in the U.S. and China. As of June 30, 2004, U.S. gross domestic product (GDP) had increased for 11 consecutive quarters. In China, GDP grew at a strong 9.1% pace in 2003.(2) Despite an effort by Chinese authorities to curb this growth, China's economy expanded 9.7% in the first half of 2004, slightly more moderate than the 9.9% rate reported for the fourth quarter of 2003.(2),
(3) The continued economic strength reflected consumer and business confidence in China, the U.S., Japan and Europe. The 12-nation euro zone lagged other regions in the current recovery. However, the European Central Bank recently projected euro zone growth may be between 1.6% and 2.2% in 2004, compared with 0.5% in 2003. In Japan, the economy has been emerging from its decade-long deflation. Japan's consumer and business confidence reached their highest levels since 1991. However, second quarter 2004 GDP growth was just an annualized 1.3%, significantly below the 7.0% average of the preceding two quarters.(4)

The high price of oil (hovering around $50 a barrel at period-end) triggered investor worries about inflation, decreased spending -- due to cautionary consumer and business sentiment -- and slower economic and corporate profit growth. Along with reduced expectations for corporate earnings and prospects for higher global interest rates, oil prices were one of the main factors affecting global equity markets over the past few months. Although a quick escalation in oil prices can be damaging for businesses, the recent upturn has been less severe than $50+ per barrel suggests. As of September 30, 2004, the 12-month rolling average price of oil was $37.(5) However, if this rolling average continues to climb, it could act as a brake on global growth. In this environment, the MSCI World Index's total return was 0.13% for the six-month period ended September 30, 2004, while a pattern of dissimilar returns across sectors and countries intensified over the reporting period.(6) One explanation might be the continued mixed signals of the global economic recovery and the implications these had on sector-specific outlooks.

(2) Source: www.china.org.cn, "China GDP Speeds up; Pace Seen Continuing," 1/20/04.

(3) Source: Ministry of Foreign Affairs of the People's Republic of China, www.china-embassy.org, "China's GDP rose 9.7 percent in the first half of 2004," 7/16/04.

(4) Source: PR Newswire Association, Inc., www.prnewswire.com, "The Conference Board Japan Business Cycle Indicators Japan Leading Economic Indicators and Related Composite Indexes for August 2004," 10/7/04.

(5)   Source: U.S. Department of Energy.

(6) Source: Standard & Poor's Micropal. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.


4 | Semiannual Report

INVESTMENT STRATEGY

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow potential. We also consider a company's price-to-earnings ratio, profit margins and liquidation value.

MANAGER'S DISCUSSION

Despite indecisive markets over the past six months, the Fund outperformed its benchmark. The Fund's positive performance was partly driven by significant overweighting compared with the MSCI EAFE Index in the industrials sector, whose growth was fueled by a stronger global economy with greater manufacturing and equipment demand.(7) Volvo experienced double-digit increases in new truck orders, while Atlas Copco's construction and mining equipment business benefited from rising commodity prices. Strong industrial production and shipping aided the progress of restructuring at Brambles Industries, a company best known for supplying pallets for transporting all types of goods globally. We bought this stock in August 2003, when many short-term investors seemed too impatient to wait for this favorable outcome. Industrial conglomerates and aerospace and defense stocks such as Smiths Group and Rolls-Royce Group sustained their rally of the previous six months largely as a result of increased defense spending, strong sales of after-market parts and high demand for new commercial jets with greater fuel efficiency.

In the March 2004 annual report, we discussed the Fund's increased weighting in health care stocks.(8) Short-term concerns including patent expirations, competition from generic drugs, the pending U.S. presidential election and, most importantly, a lack of new drugs in the pipeline to fuel future growth continued to affect the sector. Despite these factors, the Fund's health care holdings were among its top performers over the past six months. CellTech Group, a biotechnology company that we mentioned in March as a potential target for a larger pharmaceutical company seeking strong research and development with a new drug pipeline, was in fact the target of a bid by Belgium's UCB in May at almost a 30% premium. Aventis (now Sanofi-Aventis) continued to perform well as investors waited for the merger of Aventis shares into its acquiror, Sanofi-Synthelabo. GlaxoSmithKline also contributed to positive

TOP 10 SECTORS/INDUSTRIES
Based on Equity Securities
as of 9/30/04

-----------------------------------------------------
                                           % OF TOTAL
                                           NET ASSETS
-----------------------------------------------------
Oil & Gas                                     8.3%
-----------------------------------------------------
Pharmaceuticals                               7.5%
-----------------------------------------------------
Commercial Banks                              7.2%
-----------------------------------------------------
Electric Utilities                            5.8%
-----------------------------------------------------
Insurance                                     5.7%
-----------------------------------------------------
Household Durables                            4.7%
-----------------------------------------------------
Media                                         4.4%
-----------------------------------------------------
Commercial Services & Supplies                4.0%
-----------------------------------------------------
Diversified Telecommunication Services        3.9%
-----------------------------------------------------
Paper & Forest Products                       3.7%
-----------------------------------------------------

(7) The industrials sector comprises aerospace and defense, air freight and logistics, airlines, commercial services and supplies, electrical equipment, industrial conglomerates, and machinery in the SOI.

(8) The health care sector comprises health care equipment and supplies, and pharmaceuticals in the SOI.


                                                           Semiannual Report | 5

TOP 10 EQUITY HOLDINGS
9/30/04

---------------------------------------------------------
COMPANY                                        % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                       NET ASSETS
---------------------------------------------------------
Eni SpA                                           2.2%
  OIL & GAS, ITALY
---------------------------------------------------------
Sanofi-Aventis                                    2.1%
  PHARMACEUTICALS, FRANCE
---------------------------------------------------------
GlaxoSmithKline PLC                               2.0%
  PHARMACEUTICALS, U.K
---------------------------------------------------------
Sony Corp.                                        1.9%
  HOUSEHOLD DURABLES, JAPAN
---------------------------------------------------------
BHP Billiton PLC                                  1.8%
  METALS & MINING, U.K
---------------------------------------------------------
Hitachi Ltd.                                      1.7%
  ELECTRONIC EQUIPMENT & INSTRUMENTS, JAPAN
---------------------------------------------------------
E.ON AG                                           1.6%
  ELECTRIC UTILITIES, GERMANY
---------------------------------------------------------
CLP Holdings Ltd.                                 1.6%
  ELECTRIC UTILITIES, HONG KONG
---------------------------------------------------------
Smiths Group PLC                                  1.6%
  INDUSTRIAL CONGLOMERATES, U.K
---------------------------------------------------------
Abbey National PLC                                1.5%
  COMMERCIAL BANKS, U.K
---------------------------------------------------------

returns for the Fund. These two health care holdings remained exemplary of our long-term perspective.

During this reporting period, the Fund benefited from several takeover and merger bids. In the financial sector, Abbey National's more than 20% gain over the period resulted from a bid proposal by Santander Central Hispano.(9) In general, the Fund's financial holdings delivered strong performance, as loan growth and widening interest rate spreads supported increasing profitability. Furthermore, both ING Groep and Nordea Bank began to realize benefits from their restructuring efforts and delivered positive results. At ING Groep, management divested non-core, underperforming assets to strengthen its capital base and consolidated its more profitable businesses. At Nordea, synergies and cost savings finally began to surface from the merger and integration of four separate Nordic banks that began in 2000.

Several European and Asian real estate stocks were also positive contributors within the financial sector and aided Fund performance. In particular, Cheung Kong Holdings, one of the largest Hong Kong real estate companies, made a solid turnaround as Hong Kong began to experience a strong recovery in its property sector, a bellwether sector for this Asian economy. Cheung Kong holds a 50% stake in global conglomerate Hutchison Whampoa, whose business activities include port operation, electric power and 3G telecommunication technology. Both companies' performance reflected the region's robust growth and contributed to the Fund's positive performance. Overall, regional weakness earlier in 2004 was reversed, confirming our confidence in the Fund's long-held, overweighted position in Hong Kong companies compared with the index.

Unfortunately, while Hong Kong experienced a positive change, Japan experienced the opposite. Although earlier this calendar year Japanese stocks were among the Fund's best performers, they were among the worst detractors for the six-month period. Nippon Telegraph & Telephone Corp., the Japanese telecommunication services company, was one of the worst performing stocks in the Fund and caused the sector to be among the Fund's weaker performing sectors.(10) In addition, Japanese information technology (IT) stocks, representing the majority of the Fund's IT holdings, suffered losses in line with the sector globally.(11) Stocks like NEC and Hitachi lost a large portion of the gains

(9) The financial sector comprises commercial banks, capital markets, diversified financial services, insurance and real estate in the SOI.

(10) The telecommunication services sector comprises diversified telecommunication services and wireless telecommunication services in the SOI.

(11) The information technology sector comprises computers and peripherals, and electronic equipment and instruments in the SOI.


6 | Semiannual Report
achieved over the previous six-month period. Consumer discretionary stock Sony also performed poorly.(12) In spite of recent weakness, however, evidence of improvement in Japan on broad economic and corporate levels gave us confidence in the Fund's Japanese holdings.

As in the last reporting period, the consumer staples sector was also an area of weakness for the Fund during the six months under review.(13) Unilever continued to struggle to deliver the sales growth that the market expected, and the company suffered from higher raw material costs. However, in spite of such weakness, the Fund benefited from broad diversification, which helped it outperform its benchmark.

Thank you for your continued participation in Templeton International (Ex EM) Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED] /s/ Lisa F. Myers
                Lisa F. Myers, JD, CFA

[PHOTO OMITTED] /s/ Jeffrey A. Everett
                Jeffrey A. Everett, CFA

                Portfolio Management Team
                Templeton International (Ex EM) Fund

(12) The consumer discretionary sector comprises auto components; automobiles; household durables; media; multiline retail; and textiles, apparel and luxury goods in the SOI.

(13) The consumer staples sector comprises food and staples retailing, and food products in the SOI.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 7

PERFORMANCE SUMMARY AS OF 9/30/04

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A                                          CHANGE      9/30/04     3/31/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.18       $13.17      $12.99
--------------------------------------------------------------------------------
DISTRIBUTIONS (4/1/04-9/30/04)
--------------------------------------------------------------------------------
Dividend Income                      $0.0423
--------------------------------------------------------------------------------
CLASS C                                          CHANGE      9/30/04     3/31/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.15       $12.97      $12.82
--------------------------------------------------------------------------------
DISTRIBUTIONS (4/1/04-9/30/04)
--------------------------------------------------------------------------------
Dividend Income                      $0.0213
--------------------------------------------------------------------------------
ADVISOR CLASS                                    CHANGE      9/30/04     3/31/04
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$0.19       $13.22      $13.03
--------------------------------------------------------------------------------
DISTRIBUTIONS (4/1/04-9/30/04)
--------------------------------------------------------------------------------
Dividend Income                      $0.0538
--------------------------------------------------------------------------------

PERFORMANCE(1)

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

-----------------------------------------------------------------------------------------------------
CLASS A                             6-MONTH           1-YEAR          5-YEAR      INCEPTION (5/8/95)
-----------------------------------------------------------------------------------------------------
Cumulative Total Return(2)             1.82%           19.93%          12.71%            89.62%
-----------------------------------------------------------------------------------------------------
Average Annual Total Return(3)        -4.02%           13.01%           1.22%             6.37%
-----------------------------------------------------------------------------------------------------
Value of $10,000 Investment(4)       $9,598          $11,301         $10,625           $17,872
-----------------------------------------------------------------------------------------------------
CLASS C                             6-MONTH           1-YEAR          5-YEAR       INCEPTION (5/8/95)
-----------------------------------------------------------------------------------------------------
Cumulative Total Return(2)             1.43%           19.29%           9.24%            78.58%
-----------------------------------------------------------------------------------------------------
Average Annual Total Return(3)         0.43%           18.29%           1.78%             6.36%
-----------------------------------------------------------------------------------------------------
Value of $10,000 Investment(4)      $10,043          $11,829         $10,924           $17,858
-----------------------------------------------------------------------------------------------------
ADVISOR CLASS(5)                    6-MONTH           1-YEAR          5-YEAR       INCEPTION (5/8/95)
-----------------------------------------------------------------------------------------------------
Cumulative Total Return(2)             1.91%           20.37%          14.50%            96.90%
-----------------------------------------------------------------------------------------------------
Average Annual Total Return(3)         1.91%           20.37%           2.74%             7.48%
-----------------------------------------------------------------------------------------------------
Value of $10,000 Investment(4)      $10,199          $12,037         $11,450           $19,690
-----------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 | Semiannual Report

ENDNOTES

INVESTMENT RETURNS AND SHARE PRICES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS, CURRENCIES, AND THE ECONOMIC, SOCIAL AND POLITICAL CLIMATES OF THE COUNTRIES WHERE INVESTMENTS ARE MADE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

(1) Past expense reductions by the Fund's manager increased the Fund's total returns. If the manager had not taken this action, the Fund's total returns would have been lower.

(2) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(3) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(4) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

(5) Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were 64.65% and 6.65%.


                                                           Semiannual Report | 9

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


10 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT     ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                       VALUE 3/31/04       VALUE 9/30/04    PERIOD* 3/31/04-9/30/04
----------------------------------------------------------------------------------------------------------
Actual                                            $1,000            $1,018.20               $8.07
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000            $1,017.00               $8.07
----------------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------------
Actual                                            $1,000            $1,014.30              $11.63
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000            $1,013.45              $11.63
----------------------------------------------------------------------------------------------------------
ADVISOR CLASS
----------------------------------------------------------------------------------------------------------
Actual                                            $1,000            $1,019.10               $6.61
----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000            $1,018.45               $6.61
----------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      1.60%; C: 2.31%; and Advisor: 1.31%), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.


                                                          Semiannual Report | 11

TEMPLETON INTERNATIONAL (EX EM) FUND

FINANCIAL HIGHLIGHTS

                                                 ----------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                 SEPTEMBER 30, 2004              YEAR ENDED MARCH 31,
CLASS A                                              (UNAUDITED)       2004        2003        2002        2001        2000
                                                 ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...........      $ 12.99        $  8.75     $ 11.48     $ 11.51     $ 12.91     $ 12.61
                                                 ----------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) ......................          .14            .14         .10         .19         .23         .27

 Net realized and unrealized gains (losses) ....          .08           4.19       (2.69)       (.07)       (.64)        .94
                                                 ----------------------------------------------------------------------------
Total from investment operations ...............          .22           4.33       (2.59)        .12        (.41)       1.21
                                                 ----------------------------------------------------------------------------
Less distributions from:

 Net investment income .........................         (.04)          (.10)       (.14)       (.15)       (.24)       (.29)

 Net realized gains ............................           --             --          --          --        (.75)       (.62)
                                                 ----------------------------------------------------------------------------
Total distributions ............................         (.04)          (.10)       (.14)       (.15)       (.99)       (.91)
                                                 ----------------------------------------------------------------------------
Redemption fees ................................           --(c)         .01          --          --          --          --
                                                 ----------------------------------------------------------------------------
Net asset value, end of period .................      $ 13.17        $ 12.99     $  8.75     $ 11.48     $ 11.51     $ 12.91
                                                 ----------------------------------------------------------------------------

Total return(b) ................................         1.82%         49.65%     (22.77)%      1.02%      (3.38)%      9.61%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..............      $39,061        $39,091     $25,894     $32,586     $35,486     $40,201

Ratios to average net assets:

 Expenses ......................................         1.60%(d)       1.75%       1.81%       1.82%       1.82%       1.86%

 Net investment income .........................         2.19%(d)       1.23%       1.02%       1.69%       1.85%       2.03%

Portfolio turnover rate ........................        11.15%         23.62%      19.05%      31.28%      42.06%      61.73%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d)   Annualized.


12 | See notes to financial statements. | Semiannual Report

TEMPLETON INTERNATIONAL (EX EM) FUND

                                                     ----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                     SEPTEMBER 30, 2004             YEAR ENDED MARCH 31,
CLASS C                                                 (UNAUDITED)        2004        2003        2002        2001        2000
                                                     ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..............       $ 12.82        $  8.65     $ 11.34     $ 11.38     $ 12.78     $ 12.49
                                                     ----------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .........................           .09            .06         .04         .11         .15         .18

 Net realized and unrealized gains (losses) .......           .08           4.14       (2.65)       (.07)       (.64)        .95
                                                     ----------------------------------------------------------------------------
Total from investment operations ..................           .17           4.20       (2.61)        .04        (.49)       1.13
                                                     ----------------------------------------------------------------------------
Less distributions from:

 Net investment income ............................          (.02)          (.04)       (.08)       (.08)       (.16)       (.22)

 Net realized gains ...............................            --             --          --          --        (.75)       (.62)
                                                     ----------------------------------------------------------------------------
Total distributions ...............................          (.02)          (.04)       (.08)       (.08)       (.91)       (.84)
                                                     ----------------------------------------------------------------------------
Redemption fees ...................................            --(c)         .01          --          --          --          --
                                                     ----------------------------------------------------------------------------
Net asset value, end of period ....................       $ 12.97        $ 12.82     $  8.65     $ 11.34     $ 11.38     $ 12.78
                                                     ----------------------------------------------------------------------------

Total return(b) ...................................          1.43%         48.78%     (23.22)%       .37%      (4.00)%      8.99%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .................       $24,190        $24,359     $14,372     $16,243     $11,756     $14,051

RATIOS TO AVERAGE NET ASSETS:

 Expenses .........................................          2.31%(d)       2.40%       2.44%       2.46%       2.46%       2.49%

 Net investment income ............................          1.48%(d)        .58%        .39%        .97%       1.25%       1.34%

Portfolio turnover rate ...........................         11.15%         23.62%      19.05%      31.28%      42.06%      61.73%

(a)   Based on average daily shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d)   Annualized.


                     Semiannual Report | See notes to financial statements. | 13

TEMPLETON INTERNATIONAL (EX EM) FUND

                                                   -----------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                   SEPTEMBER 30, 2004               YEAR ENDED MARCH 31,
ADVISOR CLASS                                          (UNAUDITED)        2004        2003        2002        2001        2000
                                                   -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ............        $ 13.03        $  8.76     $ 11.51     $ 11.55     $ 12.95     $ 12.66
                                                   -----------------------------------------------------------------------------
Income from investment operations:

 Net investment income(a) .......................            .16            .20         .14         .22         .39         .26

 Net realized and unrealized gains (losses) .....            .08           4.20       (2.72)       (.07)       (.75)       1.00
                                                   -----------------------------------------------------------------------------
Total from investment operations ................            .24           4.40       (2.58)        .15        (.36)       1.26
                                                   -----------------------------------------------------------------------------
Less distributions from:

 Net investment income ..........................           (.05)          (.14)       (.17)       (.19)       (.29)       (.35)

 Net realized gains .............................             --             --          --          --        (.75)       (.62)
                                                   -----------------------------------------------------------------------------
Total distributions .............................           (.05)          (.14)       (.17)       (.19)      (1.04)       (.97)
                                                   -----------------------------------------------------------------------------
Redemption fees .................................          --(c)            .01          --          --          --          --
                                                   -----------------------------------------------------------------------------
Net asset value, end of period ..................        $ 13.22        $ 13.03     $  8.76     $ 11.51     $ 11.55     $ 12.95
                                                   -----------------------------------------------------------------------------

Total return(b) .................................           1.91%         50.46%     (22.69)%      1.30%      (2.97)%      9.90%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............        $   284        $   303     $   276     $   334     $   261     $   544

Ratios to average net assets:

 Expenses .......................................           1.31%(d)       1.40%       1.47%       1.47%       1.47%       1.51%

 Net investment income ..........................           2.48%(d)       1.58%       1.36%       1.96%       3.19%       1.93%

Portfolio turnover rate .........................          11.15%         23.62%      19.05%      31.28%      42.06%      61.73%

(a)   Based on average daily shares outstanding.

(b)   Total return is not annualized for periods less than one year.

(c)   Amount is less than $0.001 per share.

(d)   Annualized.


14 | See notes to financial statements. | Semiannual Report

TEMPLETON INTERNATIONAL (EX EM) FUND

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                     SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 91.7%
    AUSTRALIA 2.7%
    APN News & Media Ltd. .............................                  Media                       154,173       $   509,244
    Australia & New Zealand Banking Group Ltd. ........             Commercial Banks                  36,723           508,172
    Australia & New Zealand Banking Group Ltd., 144A ..             Commercial Banks                   6,478            89,642
    Qantas Airways Ltd. ...............................                 Airlines                     233,990           587,324
                                                                                                                   -----------
                                                                                                                     1,694,382
                                                                                                                   -----------
    BERMUDA 2.2%
    ACE Ltd. ..........................................                 Insurance                     15,790           632,547
    XL Capital Ltd., A ................................                 Insurance                     10,530           779,115
                                                                                                                   -----------
                                                                                                                     1,411,662
                                                                                                                   -----------
    CANADA 3.2%
    Abitibi-Consolidated Inc. .........................          Paper & Forest Products              51,920           327,240
    Barrick Gold Corp. ................................              Metals & Mining                  18,310           386,131
    BCE Inc. ..........................................  Diversified Telecommunication Services       29,801           643,816
    Quebecor World Inc. ...............................      Commercial Services & Supplies           15,140           338,485
    TransCanada Corp. .................................                 Oil & Gas                     14,876           326,096
                                                                                                                   -----------
                                                                                                                     2,021,768
                                                                                                                   -----------
    DENMARK 2.3%
    ISS A/S ...........................................      Commercial Services & Supplies           14,178           752,296
(a) Vestas Wind Systems AS ............................           Electrical Equipment                37,200           539,315
(a) Vestas Wind Systems AS, 144A ......................           Electrical Equipment                12,400           179,772
                                                                                                                   -----------
                                                                                                                     1,471,383
                                                                                                                   -----------
    FINLAND 3.8%
    Metso OYJ .........................................                 Machinery                     38,109           488,893
    Sampo OYJ, A ......................................                 Insurance                     33,760           373,268
    Stora Enso OYJ, R .................................          Paper & Forest Products              65,880           893,504
    UPM-Kymmene Corp. .................................          Paper & Forest Products              35,890           685,840
                                                                                                                   -----------
                                                                                                                     2,441,505
                                                                                                                   -----------
    FRANCE 6.2%
    AXA SA ............................................                 Insurance                     32,714           662,783
    Galeries Lafayette SA .............................             Multiline Retail                   1,972           391,678
    Sanofi-Aventis ....................................              Pharmaceuticals                  18,230         1,324,087
    Suez SA ...........................................    Multi-Utilities & Unregulated Power        27,460           589,465
    Total SA, B .......................................                 Oil & Gas                      2,900           591,505
    Unibail Holding ...................................                Real Estate                     3,370           406,345
                                                                                                                   -----------
                                                                                                                     3,965,863
                                                                                                                   -----------
    GERMANY 5.7%
    Adidas-Salomon AG .................................      Textiles Apparel & Luxury Goods           3,340           466,075
    BASF AG ...........................................                 Chemicals                     13,020           765,930
    Bayer AG, Br. .....................................                 Chemicals                     12,020           328,885
    Deutsche Post AG ..................................          Air Freight & Logistics              42,860           832,093
    E.ON AG ...........................................            Electric Utilities                 14,010         1,032,389
    Volkswagen AG .....................................                Automobiles                     5,380           206,957
                                                                                                                   -----------
                                                                                                                     3,632,329
                                                                                                                   -----------


                                                          Semiannual Report | 15

TEMPLETON INTERNATIONAL (EX EM) FUND

------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                     SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    HONG KONG 6.7%
    Cheung Kong Holdings Ltd. .........................                Real Estate                    96,000       $   821,834
    Cheung Kong Infrastructure Holdings Ltd. ..........          Construction Materials              128,000           330,785
    CLP Holdings Ltd. .................................            Electric Utilities                178,800         1,022,736
    Fountain Set Holdings Ltd. ........................      Textiles Apparel & Luxury Goods         860,000           645,232
    Hutchison Whampoa Ltd. ............................         Industrial Conglomerates             111,000           868,389
    Swire Pacific Ltd., A .............................                Real Estate                    79,000           549,652
                                                                                                                   -----------
                                                                                                                     4,238,628
                                                                                                                   -----------
    ITALY 2.2%
    Eni SpA ...........................................                 Oil & Gas                     63,210         1,418,206
                                                                                                                   -----------
    JAPAN 9.8%
    Hitachi Ltd. ......................................    Electronic Equipment & Instruments        179,000         1,082,927
    Matsushita Electric Industrial Co. Ltd. ...........            Household Durables                 42,000           561,221
    NEC Corp. .........................................          Computers & Peripherals              67,000           401,081
    Nippon Telegraph & Telephone Corp. ................  Diversified Telecommunication Services          232           925,176
    Nomura Holdings Inc. ..............................              Capital Markets                  55,000           706,954
    Olympus Corp. .....................................     Health Care Equipment & Supplies           7,000           135,123
    Sompo Japan Insurance Inc. ........................                 Insurance                     68,000           576,936
    Sony Corp. ........................................            Household Durables                 35,440         1,210,468
    Takeda Pharmaceutical Co. Ltd. ....................              Pharmaceuticals                  13,900           631,330
                                                                                                                   -----------
                                                                                                                     6,231,216
                                                                                                                   -----------
    NETHERLANDS 4.8%
    Akzo Nobel NV .....................................                 Chemicals                     19,240           680,298
    ING Groep NV ......................................      Diversified Financial Services           33,483           846,184
    Koninklijke Philips Electronics NV ................            Household Durables                 39,710           910,705
    Rodamco Europe NV .................................      Diversified Financial Services            9,270           608,162
                                                                                                                   -----------
                                                                                                                     3,045,349
                                                                                                                   -----------
    NORWAY .9%
    Norsk Hydro ASA ...................................                Oil & Gas                       7,641           558,269
                                                                                                                   -----------
    SINGAPORE 1.0%
    DBS Group Holdings Ltd. ...........................             Commercial Banks                  64,000           607,950
                                                                                                                   -----------
    SPAIN 5.4%
    Endesa SA .........................................            Electric Utilities                 34,875           664,926
    Iberdrola SA, Br. .................................            Electric Utilities                 46,430           964,344
    Repsol YPF SA .....................................                 Oil & Gas                     40,000           879,548
    Telefonica SA .....................................  Diversified Telecommunication Services       60,570           907,740
                                                                                                                   -----------
                                                                                                                     3,416,558
                                                                                                                   -----------
    SWEDEN 6.0%
    Atlas Copco AB, A .................................                 Machinery                     11,500           442,502
    Electrolux AB, B ..................................            Household Durables                 17,450           318,938
    Foreningssparbanken AB, A .........................             Commercial Banks                  16,560           344,773
    Holmen Aktiebolag AB, B ...........................          Paper & Forest Products              15,081           445,583
    Nordea Bank  AB ...................................             Commercial Banks                  87,870           718,484
    Securitas AB, B ...................................      Commercial Services & Supplies           59,130           788,205
    Volvo AB, B .......................................                 Machinery                     22,262           786,243
                                                                                                                   -----------
                                                                                                                     3,844,728
                                                                                                                   -----------


16 | Semiannual Report

TEMPLETON INTERNATIONAL (EX EM) FUND

------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                     SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    SWITZERLAND 4.6%
    Nestle SA .........................................               Food Products                    3,670       $   843,001
    Novartis AG .......................................              Pharmaceuticals                  18,270           853,999
    Swiss Reinsurance Co. .............................                 Insurance                     10,380           598,990
    UBS AG ............................................              Capital Markets                   8,450           596,542
                                                                                                                   -----------
                                                                                                                     2,892,532
                                                                                                                   -----------
    UNITED KINGDOM 24.2%
    Abbey National PLC ................................             Commercial Banks                  96,979           984,094
    Amvescap PLC ......................................              Capital Markets                  48,600           263,097
    BAE Systems PLC ...................................            Aerospace & Defense               233,869           952,453
    BHP Billiton PLC ..................................              Metals & Mining                 105,789         1,114,708
    Boots Group PLC ...................................         Food & Staples Retailing              58,930           685,555
    BP PLC ............................................                 Oil & Gas                     78,634           751,630
    Brambles Industries PLC ...........................      Commercial Services & Supplies           87,230           405,833
    British Sky Broadcasting Group PLC ................                   Media                       67,940           590,009
    GKN PLC ...........................................              Auto Components                  74,080           288,274
    GlaxoSmithKline PLC ...............................              Pharmaceuticals                  58,690         1,266,622
    HSBC Holdings PLC .................................             Commercial Banks                  42,263           672,114
    Lloyds TSB Group PLC ..............................             Commercial Banks                  86,820           678,847
    Marks & Spencer Group PLC .........................             Multiline Retail                  81,655           507,514
    Pearson PLC .......................................                   Media                       57,982           620,943
    Rentokil Initial PLC ..............................      Commercial Services & Supplies           88,010           240,016
    Rolls-Royce Group PLC .............................            Aerospace & Defense               110,538           507,262
    Shell Transport & Trading Co. PLC .................                 Oil & Gas                     97,824           718,799
    Shire Pharmaceuticals Group PLC ...................              Pharmaceuticals                  70,700           669,706
    Smiths Group PLC ..................................         Industrial Conglomerates              75,660         1,017,282
    Unilever PLC ......................................               Food Products                   81,506           664,250
    United Business Media PLC .........................                   Media                       53,900           455,873
    Vodafone Group PLC ................................    Wireless Telecommunication Services       284,340           681,404
    WPP Group PLC .....................................                   Media                       30,920           288,268
    Yell Group PLC ....................................                   Media                       52,380           334,577
                                                                                                                   -----------
                                                                                                                    15,359,130
                                                                                                                   -----------
    Total Common Stocks (Cost $51,222,081) ............                                                             58,251,458
                                                                                                                   -----------


                                                          Semiannual Report | 17

TEMPLETON INTERNATIONAL (EX EM) FUND

------------------------------------------------------------------------------------------------------------------------------
                                                                       INDUSTRY                     SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------
    PREFERRED STOCKS (COST $573,828) .9%
    GERMANY .9%
    Volkswagen AG, pfd. ...............................               Automobiles                    20,260        $   553,084
                                                                                                                   -----------

                                                                                              -------------------
                                                                                              PRINCIPAL AMOUNT(b)
                                                                                              -------------------
    BONDS & NOTES 1.5%
    AUSTRALIA .4%
    Queensland Treasury Corp., 6.00%, 8/14/13 .........                                             330,000 AUD        247,209
                                                                                                                   -----------
    NEW ZEALAND .4%
    Government of New Zealand, 6.50%, 4/15/13 .........                                             380,000 NZD        263,785
                                                                                                                   -----------
    SWEDEN .7%
    Kingdom of Sweden,
       6.50%, 5/05/08 .................................                                             820,000 SEK        124,029
       5.50%, 10/08/12 ................................                                           2,300,000 SEK        343,952
                                                                                                                   -----------
                                                                                                                       467,981
                                                                                                                   -----------
    Total Bonds & Notes (Cost $908,470)                                                                                978,975
                                                                                                                   -----------
    SHORT TERM INVESTMENTS (COST $3,033,160) 4.8%
    UNITED STATES 4.8%
(c) U.S. Treasury Bills, 10/14/04-12/09/04 ............                                           3,039,000          3,033,062
                                                                                                                   -----------
    TOTAL INVESTMENTS (COST $55,737,539) 98.9% ........                                                             62,816,579
    OTHER ASSETS, LESS LIABILITIES 1.1% ...............                                                                718,292
                                                                                                                   -----------
    NET ASSETS 100.0% .................................                                                            $63,534,871
                                                                                                                   ===========

CURRENCY ABBREVIATIONS: | AUD - Australian Dollar | NZD - New Zealand Dollar | SEK - Swedish Krona

(a)   Non-income producing.

(b)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(c)   Security is traded on a discount basis with a zero coupon.


18 | See notes to financial statements. | Semiannual Report

TEMPLETON INTERNATIONAL (EX EM) FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2004 (unaudited)

Assets:
 Investments in securities:
  Cost ......................................................................   $55,737,539
                                                                                -----------
  Value .....................................................................    62,816,579
 Cash .......................................................................        41,272
 Foreign currency, at value (cost $625,705) .................................       686,347
 Receivables:
  Capital shares sold .......................................................        52,526
  Dividends and interest ....................................................       190,088
                                                                                -----------
     Total assets ...........................................................    63,786,812
                                                                                -----------
Liabilities:
 Payables:
  Investment securities purchased ...........................................        10,273
  Capital shares redeemed ...................................................        81,194
  Affiliates ................................................................       122,121
 Other liabilities ..........................................................        38,353
                                                                                -----------
     Total liabilities ......................................................       251,941
                                                                                -----------
     Net assets, at value ...................................................   $63,534,871
                                                                                -----------
Net assets consist of:
 Undistributed net investment income ........................................   $   572,174
 Net unrealized appreciation (depreciation) .................................     7,143,680
 Accumulated net realized gain (loss) .......................................    (6,454,885)
 Capital shares .............................................................    62,273,902
                                                                                -----------
     Net assets, at value ...................................................   $63,534,871
                                                                                -----------
CLASS A:
 Net assets, at value .......................................................   $39,060,759
                                                                                ===========
 Shares outstanding .........................................................     2,965,664
                                                                                ===========
 Net asset value per share(a) ...............................................   $     13.17
                                                                                ===========
 Maximum offering price per share (net asset value per share / 94.25%) ......   $     13.97
                                                                                ===========
CLASS C:
 Net assets, at value .......................................................   $24,190,022
                                                                                ===========
 Shares outstanding .........................................................     1,864,371
                                                                                ===========
 Net asset value and maximum offering price per share(a) ....................   $     12.97
                                                                                ===========
ADVISOR CLASS:
 Net assets, at value .......................................................   $   284,090
                                                                                ===========
 Shares outstanding .........................................................        21,496
                                                                                ===========
 Net asset value and maximum offering price per share(b) ....................   $     13.22
                                                                                ===========

(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.

(b) Redemption price is equal to net asset value less any applicable redemption fees retained by the Fund.

Semiannual Report | See notes to financial statements. | 19

TEMPLETON INTERNATIONAL (EX EM) FUND

STATEMENT OF OPERATIONS
for the six months ended September 30, 2004 (unaudited)

Investment income:
 (net of foreign taxes of $148,407)
 Dividends ....................................................................   $1,145,463
 Interest .....................................................................       45,183
                                                                                  ----------
      Total investment income .................................................    1,190,646
Expenses:
 Management fees (Note 3) .....................................................      235,473
 Administrative fees (Note 3) .................................................       47,095
 Distribution fees (Note 3)
  Class A .....................................................................       56,233
  Class C .....................................................................      119,073
 Transfer agent fees (Note 3) .................................................       57,800
 Custodian fees (Note 4) ......................................................        9,000
 Reports to shareholders ......................................................       16,900
 Registration and filing fees .................................................       23,900
                                                                                  ----------
 Professional fees ............................................................        8,800
 Trustees' fees and expenses ..................................................       11,300
 Other ........................................................................        1,500
                                                                                  ----------
      Total expenses ..........................................................      587,074
      Expense reductions (Note 4) .............................................         (295)
                                                                                  ----------
        Net expenses ..........................................................      586,779
          Net investment income ...............................................      603,867
                                                                                  ----------
Realized and unrealized gains (losses):
Net realized gain (loss) from:
  Investments .................................................................      799,913
  Foreign currency transactions ...............................................       24,392
                                                                                  ----------
      Net realized gain (loss) ................................................      824,305
Net change in unrealized appreciation (depreciation) on:
  Investments .................................................................     (452,015)
  Translation of assets and liabilities denominated in foreign currencies .....        7,849
                                                                                  ----------
      Net change in unrealized appreciation (depreciation) ....................     (444,166)
Net realized and unrealized gain (loss) .......................................      380,139
                                                                                  ----------
Net increase (decrease) in net assets resulting from operations ...............   $  984,006
                                                                                  ==========


20 | See notes to financial statements. | Semiannual Report

TEMPLETON INTERNATIONAL (EX EM) FUND

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended September 30, 2004 (unaudited) and the year ended March 31, 2004

                                                                                               -----------------------------------
                                                                                                SIX MONTHS ENDED      YEAR ENDED
                                                                                               SEPTEMBER 30, 2004   MARCH 31, 2004
                                                                                               -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................................................................      $   603,867         $   546,417
  Net realized gain (loss) from investments and foreign currency transactions ..............          824,305            (736,879)
  Net change in unrealized appreciation (depreciation) on investments and translation of
   assets and liabilities denominated in foreign currencies ................................         (444,166)         20,798,324
                                                                                               ----------------------------------
      Net increase (decrease) in net assets resulting from operations ......................          984,006          20,607,862
 Distributions to shareholders from:
  Net investment income:
   Class A .................................................................................         (126,881)           (308,250)
   Class C .................................................................................          (40,144)            (77,388)
   Advisor Class ...........................................................................           (1,207)             (3,728)
                                                                                               ----------------------------------
 Total distributions to shareholders .......................................................         (168,232)           (389,366)
 Capital share transactions (Note 2):
   Class A .................................................................................         (562,536)            481,428
   Class C .................................................................................         (449,638)          2,615,764
   Advisor Class ...........................................................................          (22,244)           (147,072)
                                                                                               ----------------------------------
 Total capital share transactions ..........................................................       (1,034,418)          2,950,120
 Redemption fees ...........................................................................              427              42,858
                                                                                               ----------------------------------
      Net increase (decrease) in net assets ................................................         (218,217)         23,211,474

Net assets:
 Beginning of period .......................................................................       63,753,088          40,541,614
                                                                                               ==================================
 End of period .............................................................................      $63,534,871         $63,753,088
                                                                                               ==================================
Undistributed net investment income included in net assets:
 End of period .............................................................................      $   572,174         $   136,539
                                                                                               ==================================


                     Semiannual Report | See notes to financial statements. | 21

TEMPLETON INTERNATIONAL (EX EM) FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton International (Ex EM) Fund (the Fund) is a diversified series of Templeton Global Investment Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund will invest at least 75% of its total assets in the equity securities of companies located in any developed country outside the United States. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange are valued at the last reported sales price. Securities listed or traded on NASDAQ are valued at their official closing price. Debt securities, other over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices by independent pricing services or recognized dealers in such securities. Foreign securities are valued at the close of trading of the foreign exchange or the NYSE, whichever is earlier. If events occur that materially affect the values of securities after the prices or foreign exchange rates are determined, but prior to 4:00 p.m. Eastern time or the close of trading on the NYSE, whichever is earlier, or if market quotations are deemed not readily available or reliable, the securities will be valued at fair value. All security valuation procedures are approved by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.


22 | Semiannual Report

TEMPLETON INTERNATIONAL (EX EM) FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                                                          Semiannual Report | 23

TEMPLETON INTERNATIONAL (EX EM) FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. REDEMPTION FEES

Redemptions and exchanges of Fund shares held five trading days or less (30 days or less prior to June 1, 2004 and 90 days or less prior to January 1, 2004) may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid in capital as noted on the Statement of Changes in Net Assets.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers three classes of shares: Class A, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At September 30, 2004, there were an unlimited number of shares of beneficial interest authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                            --------------------------------------------------------------
                                                  SIX MONTHS ENDED                     YEAR ENDED
                                                 SEPTEMBER 30, 2004                  MARCH 31, 2004
                                            --------------------------------------------------------------
                                               SHARES          AMOUNT            SHARES          AMOUNT
                                            --------------------------------------------------------------
CLASS A SHARES:
 Shares sold .........................         186,397      $ 2,395,184        1,727,117      $ 19,108,628
 Shares issued in reinvestment of
   distributions .....................           9,385          113,936           23,693           279,146
 Shares redeemed .....................        (238,962)      (3,071,656)      (1,701,134)      (18,906,346)
                                            --------------------------------------------------------------
 Net increase (decrease) .............         (43,180)     $  (562,536)          49,676      $    481,428
                                            ==============================================================
CLASS C SHARES:
 Shares sold .........................          84,930      $ 1,075,822          716,209      $  7,886,607
 Shares issued in reinvestment of
   distributions .....................           2,864           34,346            5,624            67,310
 Shares redeemed .....................        (123,289)      (1,559,806)        (484,188)       (5,338,153)
                                            --------------------------------------------------------------
 Net increase (decrease) .............         (35,495)     $  (449,638)         237,645      $  2,615,764
                                            ==============================================================
ADVISOR CLASS SHARES:
 Shares sold .........................             611      $     7,924          450,818      $  4,660,280
 Shares issued in reinvestment of
   distributions .....................              79              959              247             2,922
 Shares redeemed .....................          (2,456)         (31,127)        (459,274)       (4,810,274)
                                            --------------------------------------------------------------
 Net increase (decrease) .............          (1,766)     $   (22,244)          (8,209)     $   (147,072)
                                            ==============================================================


24 | Semiannual Report

TEMPLETON INTERNATIONAL (EX EM) FUND

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

-----------------------------------------------------------------------------------------
ENTITY                                                             AFFILIATION
-----------------------------------------------------------------------------------------
Templeton Global Advisors Ltd. (TGAL)                              Investment manager
Franklin Templeton Services, LLC (FT Services)                     Administrative manager
Franklin/Templeton Distributors, Inc. (Distributors)               Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)      Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE            NET ASSETS
--------------------------------------------------------------------------------
       0.75%                   Up to and including $1 billion
       0.73%                   Over $1 billion, up to and including $5 billion
       0.71%                   Over $5 billion, up to and including $10 billion
       0.69%                   Over $10 billion, up to and including $15 billion
       0.67%                   Over $15 billion, up to and including $20 billion
       0.65%                   Over $20 billion


Prior to May 1, 2004, the Fund paid fees to TGAL of 0.75% per year of the average daily net assets of the Fund.

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE          NET ASSETS
--------------------------------------------------------------------------------
      0.150%                 First $200 million
      0.135%                 Over $200 million, up to and including $700 million
      0.100%                 Over $700 million, up to and including $1.2 billion
      0.075%                 Over $1.2 billion

C. DISTRIBUTION FEES

The Fund reimburses Distributors up to 0.35% and 1.00% per year of the average daily net assets of Class A and Class C, respectively, for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan.

Under the Class A distribution plan, costs exceeding the maximum for the current plan may be reimbursed in subsequent periods. At September 30, 2004, Distributors advised the Fund that unreimbursed costs were $529,037.


                                                          Semiannual Report | 25

TEMPLETON INTERNATIONAL (EX EM) FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sale of the Fund's shares for the period:

Sales charges received .............................................      $6,199
Contingent deferred sales charges retained .........................      $  379

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $57,800, of which $38,670 was paid to Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended September 30, 2004, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At September 30, 2004, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...........................................     $55,766,417
                                                                    -----------
Unrealized appreciation .......................................     $10,803,374
Unrealized depreciation .......................................      (3,753,212)
                                                                    -----------
Net unrealized appreciation (depreciation) ....................     $ 7,050,162
                                                                    -----------

At March 31, 2004, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
  2010 ........................................................       $2,844,998
  2011 ........................................................        2,647,787
  2012 ........................................................        1,762,681
                                                                      ----------
                                                                      $7,255,466
                                                                      ==========

At March 31, 2004, the Fund had deferred currency losses occurring subsequent to October 31, 2003 of $6,419. For tax purposes, such losses will be reflected in the year ending March 31, 2005.

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, and bond discounts and premiums.

Net realized losses differ for financial statement and tax purposes primarily due to differing treatment of wash sales, foreign currency transactions, and bond discounts and premiums.


26 | Semiannual Report

TEMPLETON INTERNATIONAL (EX EM) FUND

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended September 30, 2004 aggregated $7,668,208 and $6,452,342, respectively.

7. REGULATORY MATTERS

MASSACHUSETTS ADMINISTRATIVE PROCEEDING

On September 20, 2004, Franklin Resources, Inc. (Franklin Resources, Inc. and its subsidiaries are referred to collectively as the "Company") announced that an agreement has been reached by two of its subsidiaries, Franklin Advisers, Inc. ("Franklin Advisers") and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to an administrative complaint filed on February 4, 2004. The administrative complaint addressed one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers reached with the SEC, as described below.

Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers and FTAS have consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts. The consent order has multiple sections, including "Statements of Fact" and "Violations of Massachusetts Securities Laws." The Company admitted the "Statements of Fact." The Company did not admit or deny the "Violations of the Massachusetts Securities Laws." While Franklin Advisers and FTAS did not admit or deny engaging in any wrongdoing, the Company believes that it is in its best interest and the interests of its funds' shareholders to settle this issue now and move forward.

On October 25, 2004, the State of Massachusetts filed an administrative complaint against Franklin Resources, Inc. ("FRI") alleging a violation of the Massachusetts Uniform Securities law (the "Act") in connection with having filed on September 20, 2004, an allegedly false and misleading report on Form 8-K with the SEC. The Massachusetts administrative complaint seeks an order calling for FRI to cease and desist from further violations of the Act and to pay an administrative fine in an amount to be determined.

FRI's SEC filing of September 20, 2004 described the settlement consent order with the State of Massachusetts and reported while "Franklin Advisers and FTAS did not admit or deny engaging in any wrongdoing, the Company believes that it is in the best interest of the Company and its funds' shareholders to settle this issue now and move forward." The October 25, 2004 State of Massachusetts administrative complaint alleges that this description of the settlement consent order was materially false and misleading under Massachusetts law. FRI's management disagrees with the allegation made in this administrative complaint and continues to believe that the description of the terms of the settlement consent order issued by the State of Massachusetts is neither false nor misleading.


                                                          Semiannual Report | 27

TEMPLETON INTERNATIONAL (EX EM) FUND

7. REGULATORY MATTERS (CONTINUED)

U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) SETTLEMENT

On August 2, 2004, the Company announced that an agreement has been reached by Franklin Advisers with the SEC that resolves the issues resulting from the SEC's investigation of market timing activity and the SEC issued an "Order instituting administrative and cease-and-desist proceedings pursuant to sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and sections 9(b) and 9(f) of the Investment Company Act of 1940, making findings and imposing remedial sanctions and a cease-and-desist order" (the "Order"). The SEC's Order concerns the activities of a limited number of third parties that ended in 2000 and those that are the subject of the Massachusetts administrative complaint described above.

Under the terms of the SEC's Order, pursuant to which Franklin Advisers neither admits nor denies any wrongdoing, Franklin Advisers has agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an Independent Distribution Consultant. At this time, it is unclear which funds will receive distributions or which shareholders of any particular fund will receive distributions. The SEC Order also requires Franklin Advisers to, among other things, enhance and periodically review compliance policies and procedures.

OTHER GOVERNMENTAL INVESTIGATIONS

As part of ongoing investigations by the SEC, the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General, the Vermont Department of Banking, Insurance, Securities, and Health Care Administration and the National Association of Securities Dealers, relating to certain practices in the mutual fund industry, including late trading, market timing and payments to securities dealers who sell fund shares, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees have been providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.


28 | Semiannual Report

TEMPLETON INTERNATIONAL (EX EM) FUND

7. REGULATORY MATTERS (CONTINUED)

OTHER GOVERNMENTAL INVESTIGATIONS (CONTINUED)

The staff of the SEC has also informed the Company that it is considering recommending a civil action or proceeding against Franklin Advisers and Franklin Templeton Distributors, Inc. ("FTDI") concerning payments to securities dealers who sell fund shares (commonly referred to as "revenue sharing"). The staff of the California Attorney General's Office ("CAGO") also has advised the Company that the California Attorney General is authorized to bring a civil action against the Company and FTDI arising from the same events. Even though the Company currently believes that the charges the SEC staff and CAGO staff are contemplating are unwarranted, it also believes that it is in the best interest of the Company's and funds' shareholders to resolve these issues voluntarily, to the extent the Company can reasonably do so. The Company continues to have discussions towards resolving these governmental investigations.

OTHER LEGAL PROCEEDINGS

The Trust, in addition to other entities within Franklin Templeton Investments, including the Company and certain of its subsidiaries, other funds, and current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Company subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Massachusetts administrative complaint described above. The lawsuits are styled as class actions or derivative actions on behalf of either the named funds or the Company.

Various subsidiaries of the Company have also been named in multiple lawsuits filed in state courts in Illinois alleging breach of duty with respect to valuation of the portfolio securities of certain funds managed by such subsidiaries.

In addition, the Company and certain of its subsidiaries, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees. These lawsuits are styled as class actions and derivative actions brought on behalf of certain funds.

The Company's management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them.

The Company cannot predict with certainty the eventual outcome of the foregoing governmental investigations or class actions or other lawsuits. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


                                                          Semiannual Report | 29

TEMPLETON INTERNATIONAL (EX EM) FUND

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at sec.gov and reflect the 12-month period beginning July 1, 2003, and ending June 30, 2004.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


30 | Semiannual Report
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

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

LITERATURE REQUEST

To receive a brochure and prospectus, please call us at 1-800/DIAL BEN(R) (1-800/342-5236) or visit FRANKLINTEMPLETON.COM. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information. Please carefully read the prospectus before investing. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II(1)
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin Balance Sheet
  Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund(4)

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds
  Allocation Fund
Franklin Templeton Perspectives
  Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund(5)
Franklin's AGE High Income Fund
Franklin Federal Money Fund(5), (6)
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust(3)
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund(5), (7)
Franklin Money Fund(5), (6)
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(5)
Templeton Global Bond Fund

TAX-FREE INCOME(8)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(9)
Tax-Exempt Money Fund(5), (6)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(10)
Colorado
Connecticut
Florida(10)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(9)
Michigan(9)
Minnesota(9)
Missouri
New Jersey
New York(10)
North Carolina
Ohio(9)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance
  Products Trust(11)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders and select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

(5) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(6) Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

(7) Formerly Franklin Short-Intermediate U.S. Government Securities Fund. Effective 9/1/04, the fund's name changed; its investment goal and strategy remained the same.

(8) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(9)   Portfolio of insured municipal securities.

(10) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(11) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

09/04

                                               Not part of the semiannual report

      [LOGO](R)                         One Franklin Parkway
FRANKLIN TEMPLETON(R)                   San Mateo, CA 94403-1906
     INVESTMENTS

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
TEMPLETON INTERNATIONAL
(EX EM) FUND

INVESTMENT MANAGER

Templeton Global Advisors Limited

PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

419 S2004 11/04





FRANKLIN TEMPLETON NON-US DYNAMIC CORE EQUITY FUND





SEPTEMBER 30, 2004


[PHOTO OMITTED]

SEMIANNUAL REPORT


FRANKLIN TEMPLETON
NON-U.S. DYNAMCI CORE EQUITY FUND


--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

o ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

o ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
-------------------------------------------------------------------------------

FRANKLIN TEMPLETON NON-U.S. DYNAMIC CORE EQUITY FUND
FINANCIAL HIGHLIGHTS



                                                  SIX MONTHS ENDED
                                                 SEPTEMBER 30, 2004       YEAR ENDED
                                                    (UNAUDITED)         MARCH 31, 2004/C/
                                                 -------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period                 $14.45              $ 10.00
                                                 -------------------------------------------
Income from investment operations:
     Net investment income/a/                           .18                  .16
     Net realized and unrealized gains (losses)        (.16)                4.63
                                                 -------------------------------------------
Total from investment operations                        .02                 4.79
                                                 -------------------------------------------
Less distributions from:
     Net investment income                             (.06)                (.24)
     Net realized gains                                (.27)                (.10)
                                                 -------------------------------------------
Total distributions                                    (.33)                (.34)
                                                 -------------------------------------------
Net asset value, end of period                      $ 14.14              $ 14.45
                                                 ===========================================

Total return/b/                                         .27%               48.18%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                   $ 2,828              $ 2,890
Ratios to average net assets:
     Expenses                                          0.90%/d/              .89%
     Expenses, excluding waiver and
       payments by affiliate                           2.44%/d/             4.48%
     Net investment income                             2.57%/d/             1.26%
Portfolio turnover rate                               20.07%               31.72%



a Based on average daily shares outstanding.
b Total return is not annualized for periods less than one year.
c For the period April 1, 2003 (commencement date) to March 31, 2004. d Annualized.


                       See notes to financial statements.

FRANKLIN TEMPLETON NON-U.S. CORE DYNAMIC EQUITY FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED)


                                                           INDUSTRY                      SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS  93.7%
  AUSTRALIA 3.2%
  AMP Ltd.                                                 Insurance                         3,230     $      14,640
  News Corp. Ltd., ADR                                        Media                            580            19,065
  Qantas Airways Ltd.                                        Airlines                        6,310            15,838
  QBE Insurance Group Ltd.                                 Insurance                         1,000             9,531
  St. George Bank Ltd.                                    Commerical Banks                   1,100            17,487
  Woodside Petroleum Ltd.                                  Oil & Gas                           950            13,478
                                                                                                        ----------------
                                                                                                              90,039
                                                                                                        ----------------

  AUSTRIA .7%
  Erste Bank der Oester Sparkassen AG                     Commerical Banks                     460            19,165
                                                                                                        ----------------


  BERMUDA 1.1%
  ACE Ltd.                                                  Insurance                          770            30,846
                                                                                                        ----------------

  CANADA 2.8%
  Alcan Inc.                                                Metals & Mining                    800            38,372
  BCE Inc.                                         Diversified Telecommunicaton Services     1,220            26,357
  Encana Corp.                                               Oil & Gas                         300            13,878
                                                                                                        ----------------
                                                                                                              78,607
                                                                                                        ----------------

  CHINA 1.4%
  China Mobile (Hong Kong) Ltd.                    Wireless Telecommunication Services      8,500             25,836
  Huaneng Power International Inc., H                      Electric Utilities              18,000             14,544
                                                                                                        ----------------
                                                                                                              40,380
                                                                                                        ----------------

  DENMARK .5%
  TDC AS                                          Diversified Telecommunication Services      170              6,023
a Vestas Wind Systems AS                                   Electrical Equipment               410              5,944
a Vestas Wind Systems AS, 144A                             Electrical Equipment               136              1,972
                                                                                                        ----------------
                                                                                                              13,939
                                                                                                        ----------------

  FINLAND 1.4%
  Stora Enso OYJ, R                                     Paper & Forest Products             2,860             38,789
                                                                                                        ----------------

  FRANCE 6.2%
  Accor SA                                             Hotel Restaurants & Leisure            170              6,635
  AXA SA                                                     Insurance                      1,499             30,370
  Dassault Systemes SA                                        Software                        250             11,697
  Michelin SA, B                                         Auto Components                      820             41,732
  Sanofi-Aventis                                           Pharmaceuticals                    732             53,167
  Suez SA                                        Multi-Utilities & Unregulated Power        1,450             31,126
                                                                                                        ----------------
                                                                                                             174,727
                                                                                                        ----------------

  GERMANY 9.8%
  BASF AG                                                    Chemicals                        610             35,885
  Bayer AG, Br.                                              Chemicals                        690             18,879
  Celesio AG                                      Health Care Providers & Services            630             42,938
  Deutsche Post AG                                   Air Freight & Logistics                2,270             44,070
  E.ON AG                                                 Electric Utilities                  380             28,002
  Puma AG                                         Textiles Apparel & Luxury Goods             130             34,762
  SAP AG                                                     Software                         140             21,852





FRANKLIN TEMPLETON NON-U.S. CORE DYNAMIC EQUITY FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)


                                                           INDUSTRY                      SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  GERMANY (CONT.)
  Siemens AG                                           Industrial Conglomerates               400       $     29,351
  Volkswagan AG                                             Automobiles                       580             22,311
                                                                                                        ----------------
                                                                                                             278,050
                                                                                                        ----------------
  HONG KONG 4.1%
  Esprit Holdings                                         Specialty Retail                  5,000             25,394
  Hang Seng Bank                                          Commercial Banks                    900             12,004
  Sun Hung Kai Properties Ltd.                              Real Estate                     3,000             28,279
  Swire Pacific Ltd., A                                     Real Estate                     1,714             11,925
  Television Broadcasts Ltd.                                   Media                        4,000             17,904
  Wharf Holdings Ltd.                                       Real Estate                     6,000             20,200
                                                                                                        ----------------
                                                                                                             115,706
                                                                                                        ----------------

  IRISH REPUBLIC .7%
  Anglo Irish Bank Corp. PLC                               Commercial Banks                 1,000             18,506
                                                                                                        ----------------

  ISRAEL 1.2%
a Check Point Software Technologies Ltd.                     Software                       1,550             26,303
  Teva Pharmaceutical Industries Ltd., ADR                Pharmaceuticals                     300              7,785
                                                                                                        ----------------
                                                                                                              34,088
                                                                                                        ----------------

  ITALY 4.6%
  Arnoldo Mondadori Editore SpA                               Media                         1,400             13,268
  Eni SpA                                                  Oil & Gas                        1,680             37,693
  Luxottica Group SpA ADA                           Textiles Apparel & Luxury Goods           700             12,495
  Mediaset SpA                                               Media                          1,500             17,051
  Riunione Adriatica di Sicurta SpA                         Insurance                       1,800             34,632
  Saipem SpA                                        Energy Equipment & Services             1,400             15,758
                                                                                                        ----------------
                                                                                                             130,897
                                                                                                        ----------------
  JAPAN 11.4%
  Acom Co. Ltd.                                         Consumer Finance                      200             12,390
  Asahi Glass Co. Ltd.                                  Building Products                   2,000             18,222
  Canon Inc.                                            Office Electronics                  1,000             47,055
  East Japan Railway Co.                                   Road & Rail                          6             31,067
  Fanuc Ltd.                                               Machinery                          300             15,806
  Fujitsu Ltd.                                        Computers & Peripherals               2,000             11,573
  KAO Corp.                                            Household Products                     600             13,272
  KDDI Corp.                                      Wireless Telecommunication Services           3             14,580
  Mitsui Fudosan Co. Ltd.                                  Real Estate                      1,400             14,574
  Nintendo Co. Ltd.                                        Software                           100             12,245
  Nippon Telegraph & Telephone Corp.           Diversified Telecommunication Services           8             31,903
  Seiko Epson Corp.                                 Computers & Peripherals                   400             17,078
  SMC Corp.                                                 Machinery                         200             19,167
  Sompo Japan Insurance Inc.                                Insurance                       4,000             33,937
  Takeda Pharmaceutical Co. Ltd.                       Pharmaceuticals                        200              9,084
a Trend Micro Inc.                                          Software                          500             21,529
                                                                                                        ----------------
                                                                                                             323,482
                                                                                                        ----------------


FRANKLIN TEMPLETON NON-U.S. CORE DYNAMIC EQUITY FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)


                                                           INDUSTRY                      SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  MEXICO 1.3%
  America Movil SA de CV, L, ADR                 Wireless Telecommunication Services          550      $      21,467
  Grupo Financiero Banorte SA de CV, O                 Commercial Banks                     3,400             16,025
                                                                                                        ----------------
                                                                                                              37,492
                                                                                                        ----------------
  NETHERLANDS 4.2%
  Akzo Nobel NV                                            Chemicals                          840             29,701
  IHC Caland NV                                    Energy Equipment & Services                530             27,474
  ING Groep NV                                     Diversifed Financial Services            1,460             36,897
  Koninklijke Philips Electronics NV                   Household Durables                   1,080             24,769
                                                                                                        ----------------
                                                                                                             118,841
                                                                                                        ----------------

  NORWAY 1.3%
  Norske Skogindustrier ASA, A                        Paper & Forest Products               2,110             37,990
                                                                                                        ----------------

  PORTUGAL 1.2%
  Portugal Telecom SGPS SA                     Diversified Telecommunication Services       2,940             32,433
                                                                                                        ----------------

  Russia .6%
a Lukoil HOldings, ADR                                     Oil & Gas                          130             16,185
                                                                                                        ----------------

  Singapore .3%
  DBS Group Holdings Ltd.                               Commerical Banks                    1,000              9,499
                                                                                                        ----------------


  SOUTH KOREA 3.5%
a Kookmin Bank, ADR                                    Commerical Banks                       570             18,149
  KT Corp., ADR                                Diversified Telecommunication Services       1,360             24,575
  POSCO, ADR                                           Metals & Mining                        300             11,355
  Samsung Electronics Co. Ltd, GDR, 144A
    (1/2 VTG)                                  Semiconductors & Semiconductor Equipment       220             43,615
                                                                                                        ----------------
                                                                                                              97,694
                                                                                                        ----------------
  SPAIN 2.2%
  Banco Santander Central Hispano SA                   Commerical Banks                     1,900             18,573
  Telefonica Moviles SA                           Wireless Telecommunication Services       1,000             10,422
  Telefonica Moviles SA                        Diversified Telecommunication Services       2,220             33,270
                                                                                                        ----------------
                                                                                                              62,265
                                                                                                        ----------------

  SWEDEN 5.1%
  Atlas Copco AB, A                                     Machinery                           1,480             56,948
  Nordea Bank AB, FDR                                   Commercial Banks                    5,110             41,850
  Securitas AB, B                                Commercial Services & Supplies               620              8,265
  Volvo AB, B                                            Machinery                          1,080             38,143
                                                                                                        ----------------
                                                                                                             145,206
                                                                                                        ----------------
  SWITZERLAND 4.5%
  Adecco SA                                       Commerical Services & Supplies              250             12,449
a Credit Suisse Group                                  Capital Markets                        300              9,602
  Lonza Group AG                                        Chemicals                             270             12,241
  Roche Holding AG                                     Pharmaceuticals                        300             31,082
  Swiss Reinsurance Co.                                 Insurance                             440             25,391
  Synthes Inc.                                    Health Care Equipment & Supplies            170             18,569
  UBS AG                                               Capital Markets                        250             17,649
                                                                                                        ----------------
                                                                                                             126,983
                                                                                                        ----------------


FRANKLIN TEMPLETON NON-U.S. CORE DYNAMIC EQUITY FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)


                                                           INDUSTRY                      SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)

  TAIWAN .8%
  Chunghwa Telecom Co Ltd., ADR                    Diverified Telecommunication Services      700      $      12,327
a Taiwan Semiconductor Manufacturing Co. Ltd.,
     ADR                                           Semiconductor & Semiconductor Equipment  1,539             10,988
                                                                                                        ----------------
                                                                                                              23,315
                                                                                                        ----------------
  UNITED KINGDON 19.6%
  Abbey National PLC                                   Commerical Banks                     1,660             16,845
  BAE Systems PLC                                      Aerospace & Defense                  6,330             25,780
  BHP Billiton PLC                                        Metals & Mining                   2,880             30,347
  BP PLC                                                  Oil & Gas                         1,980             18,926
  Cadbury Schweppes PLC                                 Food Products                       3,170             24,413
  Compass Group PLC                                 Hotel Restaurants & Leisure             5,190             20,737
  Diageo PLC                                              Beverages                         1,700             21,255
  Exel PLC                                             Air Freight & Logistics                900             11,155
  HBOS PLC                                               Commerical Banks                   1,300             17,679
  HSBC Holdings PLC                                      Commerical Banks                   1,200             19,084
  Man Group PLC                                           Capital Markets                     700             15,082
  National Grid Transco PLC                      Multi-Utilities & Unregulated Power        2,980             25,285
  Next PLC                                                Multiline Retail                    500             14,795
  Pearson PLC                                                 Media                           750              8,032
  Reckitt Benckiser PLC                                 Household Products                    750             18,401
  Rentokil Initial PLC                               Commerical Services & Supplies         4,140             11,290
  Royal Bank of Scotland Group PLC                       Commerical Banks                   1,000             28,920
  Shell Transport & Trading Co. PLC                       Oil & Gas                         3,710             27,261
  Shire Pharmaceuticals Group PLC                        Pharmaceuticals                    3,220             30,501
  Smith & Nephew PLC                               Health Care Equipment & Supplies         3,800             34,980
  Smiths Group PLC                                    Industrial Conglomerates              1 110             14,924
  Standard Chartered PLC                                Commerical Banks                    2,110             36,265
  Tesco PLC                                           Food & Staples Retailing              5,000             25,845
  The Sage Group PLC                                        Software                        6,000             17,640
  Vodafone Group PLC                             Wireless Telecommunication Services        5,050             12,102
  WPP Group PLC                                               Media                         1,800             16,781
  Yell Group PLC                                              Media                         1,760             11,242
                                                                                                        ----------------
                                                                                                             555,567
                                                                                                        ----------------
  TOTAL COMMON STOCKS (COST $1,998,574)                                                                    2,650,691
                                                                                                        ----------------

                                                                               PRINCIPAL
                                                                                AMOUNT

 SHORT TERM INVESTMENTS (COST $137,589) 4.9%
  U.S. Treasury Bills, 1.41% to 1.61% with maturities
    to 12/09/04                                                               $138,000                      137,593
                                                                                                        --------------
  TOTAL INVESTMENTS (COST $2,136,163) 98.6%                                                                2,788,284
  OTHER ASSETS, LESS LIABILITIES 1.4%                                                                         39,473
                                                                                                        --------------
  NET ASSETS 100.0%                                                                                      $ 2,827,757
                                                                                                        --------------

a Non-income producing.



                       See notes to financial statements

FRANKLIN TEMPLETON NON-U.S. CORE DYNAMIC CORE EQUITY FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2004 (unaudited)

Assets:
  Investments in securities:
  Cost                                                            $2,136,163
                                                                 -----------
  Value                                                            2,788,284
  Cash                                                                33,383
  Foreign currency, at value (Cost $14,762)                           14,907
  Receivables:
     Dividends                                                         8,517
     Affiliates                                                        3,680
                                                                 -----------
      Total assets                                                 2,848,771
                                                                 ===========

Liabilities:
  Payables:
     Investment securities purchased                                   7,672
  Other liabilities                                                   13,342
                                                                 ------------
      Total liabilites                                                21,014
                                                                 -----------
Net assets, at value                                              $2,827,757
                                                                 ============

Net assets consist of:
  Undistributed net investment income                            $    32,690
  Net unrealized appreciation (depreciation)                         652,499
  Accumulated net realized gain (loss)                               153,570
  Capital shares                                                   1,988,998
                                                                 -------------
Net assets, at value                                              $2,827,757
                                                                 =============

Shares outstanding                                                    200,000
Net asset value and maximum offering price per share /a/               $14.14
                                                                 -------------






a Redemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.




                       See notes to financial statements.

FRANKLIN TEMPLETON NON-U.S. DYNAMIC CORE EQUITY FUND
FINANCIAL STATEMENTS (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)


Investment Income:
  (net of foreign taxes of $6,045)
  Dividends                                                          $  47,979
  Interest                                                                 627
                                                                     ----------
     Total investment income                                            48,606
                                                                     ----------
Expenses:
  Management fees (Note 3)                                              10,618
  Administrative fees (Note 3)                                           2,800
  Custodian fees (Note 4)                                                  300
  Registration and filing fees                                           5,200
  Amortization of offering costs                                           534
  Professional fees                                                      9,600
  Trustees' fees and expenses                                            3,600
  Other                                                                  1,443
                                                                     ----------
    Total expenses                                                      34,095
      Expenses waived/paid by affiliate (Note 3)                       (21,497)
                                                                     ----------
      Net Expenses                                                      12,598
                                                                     ----------
        Net investment income                                           36,008
                                                                     ----------
Realized and unrealized gains (losses):
  Net realized gain (loss) from:
    Investments                                                        153,604
    Foreign currency transactions                                          (19)
                                                                     ----------
        Net realized gain (loss)                                       153,585
  Net change in unrealized appreciation (depreciation) on:
    Investments                                                       (186,445)
    Translation of assets and liabilities denominated
     in foreign currencies                                                 (15)
                                                                     ----------
        Net change in unrealized appreciation (depreciation)          (186,460)
                                                                     ----------
Net realized and unrealized gain (loss)                                (32,875)
                                                                      ---------
Net increase (decrease) in net assets resulting from operations       $  3,133
                                                                      =========



                       See notes to financial statements.

FRANKLIN TEMPLETON NON-U.S DYNAMIC CORE EQUITY FUND
FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)
AND FOR THE YEAR ENDED MARCH 31, 2004



                                                           SIX MONTHS ENDED        YEAR ENDED
                                                          SEPTEMBER 30, 2004     MARCH 31, 2004/A/
                                                        ------------------------------------------
Increase (decrease) in net assets:
  Operations:
     Net investment income                                  $ 36,008            $  32,013
     Net realized gain (loss) from investments
       and foreign currency transactions                     153,585               86,872
     Net unrealized appreciation (depreciation) on
        investments and translation of assets and
        liabilities denominated in foreign currencies       (186,460)             838,959
                                                        ------------------------------------------
          Net increase (decrease) in net assets
            resulting from operations                          3,133              957,844

  Distributions to shareholders from:
     Net investment income                                   (11,480)            (47,260)
     Net realized gain                                       (53,560)            (20,920)
                                                        ------------------------------------------
  Total distributions to shareholders                        (65,040)            (68,180)
  Capital share transactions (Note 2)                             --           2,000,000
                                                        ------------------------------------------
          Net increase (decrease) in net assets              (61,907)          2,889,664

Net assets:
  Beginning of period                                      2,889,664                --
                                                        ------------------------------------------
  End of period                                           $2,827,757         $2,889,664
                                                        ==========================================
Undistributed net investment income included in
net assets:
  End of period                                           $   32,690         $    8,162
                                                        ==========================================


a For the period April 1, 2003 (commencement date) to March 31, 2004.


                       See notes to financial statements.

FRANKLIN TEMPLETON NON-U.S. DYNAMIC CORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Non-U.S. Dynamic Core Equity Fund (the Fund) is a separate, diversified series of Templeton Global Investment Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund was incorporated and commenced operations on April 1, 2003. The Fund seeks long-term capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in foreign (non-U.S.) equity securities.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange are valued at the last reported sales price. Securities listed or traded on NASDAQ are valued at their official closing price. Debt securities, other over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices by independent pricing services or recognized dealers in such securities. Foreign securities are valued at the close of trading of the foreign exchange or the NYSE, whichever is earlier. If events occur that materially affect the values of securities after the prices or foreign exchange rates are determined but prior to 4:00 PM Eastern time or the close of trading on the NYSE, whichever is earlier, or if market quotations are deemed not readily available or reliable, the securities will be valued at fair value. All security valuation procedures are approved by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

FRANKLIN TEMPLETON NON-U.S. DYNAMIC CORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

Effective June 1, 2004, redemptions and exchanges of Fund shares held five trading days or less may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid-in capital. There were no redemption fees for the period.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

FRANKLIN TEMPLETON NON-U.S. DYNAMIC CORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2. SHARES OF BENEFICIAL INTEREST

At September 30, 2004, there were an unlimited number of shares of beneficial interest authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                 PERIOD ENDED            YEAR ENDED
                              SEPTEMBER 30, 2004       MARCH 31, 2004
                            ---------------------------------------------
                             SHARES    AMOUNT      SHARES       AMOUNT
                            ---------------------------------------------
Shares sold                     --        --       200,000    $2,000,000
                            ---------------------------------------------
Net increase (decrease)         --        --       200,000    $2,000,000
                            ---------------------------------------------


Franklin Advisers, Inc. (an affiliate of the Fund's investment manager) is the record owner of 100% of the Fund's outstanding shares as of September 30, 2004.


3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers and trustees of the Trust are also officers and directors of the following entities:


ENTITY                                                                          AFFILIATION
--------------------------------------------------------------------------------------------------------
Franklin Templeton Alternative Strategies, Inc. (Alternative Strategies)        Investment manager
Franklin Templeton Services, LLC (FT Services)                                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)                            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)                   Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to Alternative Strategies of 0.80% per year of the average daily net assets of the Fund.

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services of 0.20% per year of the Fund's average daily net assets. The investment manager and administrative manager have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the total operating expenses do not exceed 0.90% of average daily net assets, through August 1, 2005, as noted in the Statements of Operations.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of univested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended September 30, 2004, there were no credits earned.

FRANKLIN TEMPLETON NON-U.S. DYNAMIC CORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


5. INCOME TAXES

At September 30, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes were as follows:


    Cost of investments                                    $2,136,435
                                                           ----------
    Unrealized appreciation                                $  687,609
    Unrealized depreciation                                   (35,760)
                                                           ----------
    Net unrealized appreciation (depreciation)             $  651,849
                                                           ==========

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares and amortization of organizational costs, and offering costs.

Net realized gains differ for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended September 30, 2004, aggregated $538,668 and $692,641, respectively.

7. REGULATORY MATTERS

MASSACHUSETTS ADMINISTRATIVE PROCEEDING
On September 20, 2004, Franklin Resources, Inc. (Franklin Resources, Inc. and its subsidiaries are referred to collectively as the "Company") announced that an agreement has been reached by two of its subsidiaries, Franklin Advisers, Inc. ("Franklin Advisers") and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to an administrative complaint filed on February 4, 2004. The administrative complaint addressed one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers reached with the SEC, as described below.

Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers and FTAS have consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts. The consent order has multiple sections, including
"Statements of Fact" and "Violations of Massachusetts Securities Laws." The Company admitted the "Statements of Fact." The Company did not admit or deny the "Violations of the Massachusetts Securities Laws." While Franklin Advisers and FTAS did not admit or deny engaging in any wrongdoing, the Company believes that it is in its best interest and the interests of its funds' shareholders to settle this issue now and move forward.

FRANKLIN TEMPLETON NON-U.S. DYNAMIC CORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

7. REGULATORY MATTERS (CONTINUED)

MASSACHUSETTS ADMINISTRATIVE PROCEEDING (CONTINUED)

On October 25, 2004, the State of Massachusetts filed an administrative complaint against Franklin Resources, Inc. ("FRI") alleging a violation of the Massachusetts Uniform Securities law (the "Act") in connection with having filed on September 20, 2004, an allegedly false and misleading report on Form 8-K with the SEC. The Massachusetts administrative complaint seeks an order calling for FRI to cease and desist from further violations of the Act and to pay an administrative fine in an amount to be determined.

FRI's SEC filing of September 20, 2004 described the settlement consent order with the State of Massachusetts and reported while "Franklin Advisers and FTAS did not admit or deny engaging in any wrongdoing, the Company believes that it is in the best interest of the Company and its funds' shareholders to settle this issue now and move forward." The October 25, 2004 State of Massachusetts administrative complaint alleges that this description of the settlement consent order was materially false and misleading under Massachusetts law. FRI's management disagrees with the allegation made in this administrative complaint and continues to believe that the description of the terms of the settlement consent order issued by the State of Massachusetts is neither false nor misleading.


U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) SETTLEMENT
On August 2, 2004, the Company announced that an agreement has been reached by Franklin Advisers with the SEC that resolves the issues resulting from the SEC's investigation of market timing activity and the SEC issued an "Order instituting administrative and cease-and-desist proceedings pursuant to sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and sections 9(b) and 9(f) of the Investment Company Act of 1940, making findings and imposing remedial sanctions and a cease-and-desist order" (the "Order"). The SEC's Order concerns the activities of a limited number of third parties that ended in 2000 and those that are the subject of the Massachusetts administrative complaint described above.

Under the terms of the SEC's Order, pursuant to which Franklin Advisers neither admits nor denies any wrongdoing, Franklin Advisers has agreed to pay $50 million,  of  which  $20  million  is a  civil  penalty,  to be  distributed  to shareholders of certain funds in accordance with a plan to be developed by an Independent Distribution Consultant. At this time, it is unclear which funds will receive distributions or which shareholders of any particular fund will receive distributions. The SEC Order also requires Franklin Advisers to, among other things, enhance and periodically review compliance policies and procedures.

OTHER GOVERNMENTAL INVESTIGATIONS

As part of ongoing investigations by the SEC, the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General, the Vermont Department of Banking, Insurance, Securities, and Health Care Administration and the National Association of Securities Dealers, relating to certain practices in the mutual fund industry, including late trading, market timing and payments to securities dealers who sell fund shares, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees have been providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

FRANKLIN TEMPLETON NON-U.S. DYNAMIC CORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

7. REGULATORY MATTERS (CONTINUED)

OTHER GOVERNMENTAL INVESTIGATIONS (CONTINUED)

The staff of the SEC has also informed the Company that it is considering recommending a civil action or proceeding against Franklin Advisers and Franklin Templeton Distributors, Inc. ("FTDI") concerning payments to securities dealers who sell fund shares (commonly referred to as "revenue sharing"). The staff of the California Attorney General's Office ("CAGO") also has advised the Company that the California Attorney General is authorized to bring a civil action against the Company and FTDI arising from the same events. Even though the Company currently believes that the charges the SEC staff and CAGO staff are contemplating are unwarranted, it also believes that it is in the best interest of the Company's and funds' shareholders to resolve these issues voluntarily, to the extent the Company can reasonably do so. The Company continues to have discussions towards resolving these governmental investigations.

OTHER LEGAL  PROCEEDINGS
The Trust, in addition to other entities within Franklin Templeton Investments, including the Company and certain of its subsidiaries, other funds, and current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Company subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Massachusetts administrative complaint described above. The lawsuits are styled as class actions or derivative actions on behalf of either the named funds or the Company.

Various subsidiaries of the Company have also been named in multiple lawsuits filed in state courts in Illinois alleging breach of duty with respect to valuation of the portfolio securities of certain funds managed by such subsidiaries.

In addition, the Company and certain of its subsidiaries, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees. These lawsuits are styled as class actions and derivative actions brought on behalf of certain funds.

The Company's management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them.

The Company cannot predict with certainty the eventual outcome of the foregoing governmental investigations or class actions or other lawsuits. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or it shareholders whole, as appropriate.

[BACK COVER]

[Franklin Templeton Institutional logo w/sub-brands]

Franklin Templeton Institutional
600 Fifth Avenue
New York, New York 10020

SEMIANNUAL REPORT
FRANKLIN TEMPLETON NON-U.S. DYNAMIC CORE EQUITY FUND

INVESTMENT MANAGER
Franklin Templeton Alternative Strategies, Inc

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1(800)DIAL BEN(R)

FRANKLIN TEMPLETON INSTITUTIONAL SERVICES
1(800)321-8563
franklintempletoninstitutional.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in the shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

TO ENSURE THE HIGHEST QUALITY OF SERVICE, TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS MAY BE MONITORED, RECORDED, AND ACCESSED. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.






ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(a), the registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Fred R. Millsaps and Frank A. Olson, they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.   N/A


ITEM 6. SCHEDULE OF INVESTMENTS.        N/A


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.        N/A


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANIES AND AFFILIATED PURCHASES.     N/A


ITEM 9. SUBMISSION OF MATTERS OF A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.


ITEM 10. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS

(a) Code of Ethics

(b)(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b)(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INVESTMENT TRUST

By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date  November 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date  November 30, 2004


By /s/GALEN G. VETTER
Chief Financial Officer
Date  November 30, 2004